Bank Loans and Notes Payable - Interest Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings		$ 9,356	$ 10,789	$ 6,434
Finance charges for employee benefits, net		476	456	382
Derivative instruments		1,970	1,428	2,300
Finance operating charges		18	(231)	243
Finance charges payable for leases		5,118	5,074	4,774
Total	$ 826	$ 16,938	$ 17,516	$ 14,133